ACCRUED LIABILITIES (Details) - USD ($)	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued payroll		$ 172,419	$ 145,779	$ 0
Accrued interest		0	74,896	0
Accrued FAET		133,104	26,075	0
Accrued professional fees		99,255
Other accruals		136,432	8,024	0
Accrued Liabilities	$ 438,346	$ 541,210	$ 254,774	$ 0